Condensed Statement of Cash Flows - USD ($)		2 Months Ended
	Feb. 01, 2021	Mar. 31, 2021
Cash Flows from Operating Activities
Net Loss	$ (10,000)	$ (91,111)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of prepaid expenses		16,111
Changes in operating assets and liabilities
Prepaid expenses		(654,288)
Other assets		(654,289)
Accounts payable		25,000
Franchise tax payable		50,000
Accrued expenses	10,000
Net cash used in operating activities	0	(1,308,577)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(416,344,118)
Net cash used in Investing Activities:		(416,344,118)
Cash Flows from Financing Activities
Proceeds from sale of Units, net of deferred underwriting discounts paid	25,000	408,017,238
Proceeds from Private Placement shares		11,326,880
Sponsor contribution for class B and K common stock		25,000
Proceeds from transfer of shares		300
Payment of offering costs		(31,300)
Net cash provided by financing activities	25,000	419,338,118
Net increase in cash	25,000	1,685,423
Cash - beginning of period	0	0
Cash - end of period	25,000	1,685,423
Supplemental disclosure of noncash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption		399,161,990
Change in initial classifications of Class A common stock subject to possible redemption		129,090
Deferred offering costs included in accrued offering costs	$ 110,000	44,833
Deferred offering costs included in accounts payable		472,238
Deferred offering costs paid through promissory note - related party		124,686
Deferred underwriting fees payable		$ 14,572,044